Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2026
STE-NPRT1-1026
1.9890710.107
Common Stocks - 58.6%
	Shares	Value ($)
ARGENTINA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Vista Energy SAB de CV ADR (b)(c)	452,944	32,367,378
YPF SA Class D ADR (b)	2,239,831	115,530,483

TOTAL ARGENTINA		147,897,861
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc (c)	1,792,875	201,375,720
Anglogold Ashanti Plc (South Africa)	251,384	28,106,148

TOTAL AUSTRALIA		229,481,868
BRAZIL - 2.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	7,600	14,715,120
Household Durables - 0.0%
Construtora Tenda S/A	66,145	422,538
Cury Construtora e Incorporadora SA	57,803	363,670
		786,208
Specialty Retail - 0.2%
Vibra Energia SA	8,677,710	57,644,292
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	266,491	764,261
TOTAL CONSUMER DISCRETIONARY		73,909,881
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras	2,106,600	20,445,796
Petroleo Brasileiro SA - Petrobras ADR	107,800	2,085,930
Petroleo Brasileiro SA - Petrobras ADR (PN)	128,500	2,235,900
PRIO SA/Brazil (b)	7,375,958	89,225,241
TOTAL ENERGY		113,992,867
Financials - 1.3%
Banks - 1.0%
Itau Unibanco Holding SA	12,216,225	93,173,898
Itau Unibanco Holding SA ADR	1,272,053	9,680,323
Itausa SA	24,045,850	60,792,743
NU Holdings Ltd/Cayman Islands Class A (b)	17,192,482	250,150,613
		413,797,577
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	1,546,900	4,842,319
Banco BTG Pactual SA unit	13,349,012	140,947,100
XP Inc Class A	211,103	3,848,408
		149,637,827
TOTAL FINANCIALS		563,435,404
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hypera SA	181,218	758,929
Industrials - 0.0%
Ground Transportation - 0.0%
Localiza Rent a Car SA	2,754,241	18,641,378
Localiza Rent a Car SA (PN)	17,200	114,389
TOTAL INDUSTRIALS		18,755,767
Information Technology - 0.1%
Software - 0.1%
TOTVS SA	3,176,900	21,735,022
Materials - 0.3%
Metals & Mining - 0.3%
Gerdau SA ADR (c)	4,665,800	21,509,338
Vale SA ADR	6,202,500	93,595,725
TOTAL MATERIALS		115,105,063
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	92,052	437,027
Utilities - 0.2%
Electric Utilities - 0.1%
Axia Energia SA	4,291,328	43,993,659
Axia Energia SA Series C	63,767	653,970
Equatorial SA	355,300	2,514,470
Isa Energia Brasil sa	183,100	941,022
Transmissora Alianca de Energia Eletrica S/A unit	109,000	822,515
		48,925,636
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,872,440	28,650,748
Cia de Saneamento de Minas Gerais Copasa MG	1,228,400	13,091,111
		41,741,859
TOTAL UTILITIES		90,667,495
TOTAL BRAZIL		998,797,455
CANADA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	278,400	27,483,450
Materials - 0.2%
Metals & Mining - 0.2%
G Mining Ventures Corp (b)	601,500	22,667,733
Torex Gold Resources Inc	1,508,046	73,718,473
TOTAL MATERIALS		96,386,206
TOTAL CANADA		123,869,656
CHILE - 0.3%
Financials - 0.0%
Banks - 0.0%
Banco de Chile	125,654,078	25,916,246
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	2,039,900	111,640,565
TOTAL CHILE		137,556,811
CHINA - 13.2%
Communication Services - 2.6%
Entertainment - 0.2%
iQIYI Inc Class A ADR (b)(c)	813,237	759,482
Netease Inc	1,183,722	28,846,771
Netease Inc ADR	367,655	44,773,026
		74,379,279
Interactive Media & Services - 2.4%
Baidu Inc A Shares (b)	1,917,537	22,933,832
Baidu Inc Class A ADR (b)(c)	13,870	1,321,534
Kuaishou Technology B Shares (d)(e)	117,160	501,915
Tencent Holdings Ltd	16,990,258	975,838,589
Weibo Corp Class A ADR (c)	162,441	1,109,472
		1,001,705,342
TOTAL COMMUNICATION SERVICES		1,076,084,621
Consumer Discretionary - 2.3%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd A Shares (China)	372,500	3,136,988
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	65,522	459,330
Hesai Group ADR (b)(c)	1,230	19,827
Minth Group Ltd	654,700	2,164,946
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	159,700	995,073
		6,776,164
Automobiles - 0.5%
BYD Co Ltd A Shares (China)	191,100	2,508,281
BYD Co Ltd H Shares	19,725,400	217,725,973
XPeng Inc A Shares (b)	269,444	1,531,305
Yadea Group Holdings Ltd (d)(e)	2,170,000	2,591,227
		224,356,786
Broadline Retail - 1.1%
Alibaba Group Holding Ltd	20,166,517	288,275,657
Alibaba Group Holding Ltd ADR	899,254	102,532,941
JD.com Inc A Shares	1,313,874	18,577,772
JD.com Inc ADR	848,711	23,967,599
PDD Holdings Inc Class A ADR (b)	242,976	20,409,984
		453,763,953
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	4,364,601	25,228,205
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	50,612	2,394,960
Luckin Coffee Inc ADR (b)	810,147	29,084,277
Meituan B Shares (b)(d)(e)	5,026,800	50,289,666
Shangri-La Asia Ltd	28,434,426	14,655,331
Trip.com Group Ltd (b)	203,440	9,131,811
Trip.com Group Ltd ADR (b)	902,578	40,300,108
Yum China Holdings Inc	292,636	13,054,492
		158,910,645
Household Durables - 0.2%
Haier Smart Home Co Ltd A Shares (China)	31,862,241	100,426,692
Specialty Retail - 0.0%
SHEIN Global Holdings Ltd B Shares (b)	1,872,500	11,600,330
Zhongsheng Group Holdings Ltd (b)	1,828,500	996,076
		12,596,406
Textiles, Apparel & Luxury Goods - 0.0%
ANTA Sports Products Ltd	104,200	1,032,901
Laopu Gold Co Ltd H Shares	9,932	504,047
Shenzhou International Group Holdings Ltd	1,208,557	5,411,829
		6,948,777
TOTAL CONSUMER DISCRETIONARY		989,007,628
Consumer Staples - 0.2%
Beverages - 0.2%
China Resources Beer Holdings Co Ltd	2,303,500	5,665,730
Kweichow Moutai Co Ltd A Shares (China)	227,018	43,902,591
Tsingtao Brewery Co Ltd H Shares	298,000	1,547,321
		51,115,642
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	596,700	2,031,697
Food Products - 0.0%
China Mengniu Dairy Co Ltd	3,881,000	8,961,734
Muyuan Foods Group Co Ltd H Shares	1,261,800	5,721,076
Uni-President China Holdings Ltd	1,761,000	1,666,990
		16,349,800
Personal Care Products - 0.0%
Mao Geping Cosmetics Co LTD H Shares	1,286,794	8,090,019
TOTAL CONSUMER STAPLES		77,587,158
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,794,000	3,567,259
Sinopec Oilfield Service Corp H Shares (b)	8,384,000	705,935
		4,273,194
Oil, Gas & Consumable Fuels - 0.2%
China Petroleum & Chemical Corp H Shares	98,862,000	60,350,537
PetroChina Co Ltd H Shares	25,664,867	33,298,892
		93,649,429
TOTAL ENERGY		97,922,623
Financials - 1.9%
Banks - 0.9%
Bank of Chengdu Co Ltd A Shares (China)	13,190,121	37,393,029
Bank of China Ltd H Shares	2,165,000	1,629,595
Bank of Ningbo Co Ltd A Shares (China)	952,900	4,838,416
China Construction Bank Corp H Shares	228,406,889	276,823,281
China Merchants Bank Co Ltd A Shares (China)	1,000,064	5,970,842
China Merchants Bank Co Ltd H Shares	4,859,900	31,589,397
Industrial & Commercial Bank of China Ltd H Shares	40,257,882	38,879,136
		397,123,696
Capital Markets - 0.0%
China International Capital Corp Ltd H Shares (d)(e)	1,536,893	4,419,441
Huatai Securities Co Ltd H Shares (d)(e)	1,377,400	3,105,035
		7,524,476
Insurance - 1.0%
China Life Insurance Co Ltd H Shares	55,292,214	213,735,379
China Pacific Insurance Group Co Ltd H Shares	2,993,002	11,539,082
PICC Property & Casualty Co Ltd H Shares	38,151,319	82,937,121
Ping An Insurance Group Co of China Ltd H Shares	13,531,722	97,057,044
		405,268,626
TOTAL FINANCIALS		809,916,798
Health Care - 1.3%
Biotechnology - 0.1%
Abbisko Cayman Ltd (b)	114,194	129,441
Akeso Inc (b)(d)(e)	39,729	455,656
Biocytogen Pharmaceuticals Beijing Co Ltd H Shares (b)	19,190	138,078
Clover Biopharmaceuticals Ltd (b)	184,713	48,779
Innovent Biologics Inc (b)(d)(e)	2,686,845	35,580,314
Remegen Co Ltd H Shares (b)(d)(e)	39,790	409,654
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	10,253	650,357
Zai Lab Ltd (b)	280,570	705,963
		38,118,242
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	1,410,402	51,456,402
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,904,800	781,268
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	95,600	2,352,388
		54,590,058
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (b)(d)(e)	857,600	1,128,011
Sinopharm Group Co Ltd H Shares	858,000	1,690,636
		2,818,647
Health Care Technology - 0.0%
Medlive Technology Co Ltd (d)(e)	1,728,500	1,686,943
Life Sciences Tools & Services - 0.7%
Genscript Biotech Corp (b)	4,864,842	21,027,224
Wuxi Apptec Co Ltd A Shares (China)	96,400	2,220,439
Wuxi Apptec Co Ltd H Shares (d)(e)	9,677,675	233,717,620
WuXi XDC Cayman Inc (b)	114,400	1,020,901
		257,986,184
Pharmaceuticals - 0.4%
Consun Pharmaceutical Group Ltd	6,268,000	10,819,236
Hansoh Pharmaceutical Group Co Ltd (d)(e)	37,938,740	171,048,494
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	154,300	1,057,867
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	41,725	245,183
		183,170,780
TOTAL HEALTH CARE		538,370,854
Industrials - 2.3%
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	4,912,000	3,155,205
Construction & Engineering - 0.1%
China Railway Group Ltd H Shares	4,026,000	1,769,428
L&K Engineering Suzhou Co Ltd A Shares (China)	1,289,933	31,733,148
Sinopec Engineering Group Co Ltd H Shares	1,320,500	855,799
		34,358,375
Electrical Equipment - 1.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	6,989,403	378,138,690
Ningbo Deye Technology Corp A Shares (China)	5,285,914	69,254,343
Sieyuan Electric Co Ltd A Shares (China)	4,712,235	98,259,365
		545,652,398
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	3,783,728	32,048,176
Machinery - 0.9%
Airtac International Group	1,833,732	82,406,132
Neway Valve Suzhou Co Ltd A Shares (China)	4,610,300	34,949,021
Sany Heavy Industry Co Ltd A Shares (China)	27,833,800	82,883,193
Shenzhen Inovance Technology Co Ltd A Shares (China)	9,998,331	92,056,511
Sinotruk Hong Kong Ltd	5,412,500	27,758,358
Weichai Power Co Ltd H Shares	13,552,679	55,051,356
Yangzijiang Shipbuilding (Holdings) Ltd	1,353,100	5,152,233
Zhuzhou CRRC Times Electric Co Ltd H Shares	1,712,200	6,893,842
		387,150,646
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	172,500	1,118,725
TOTAL INDUSTRIALS		1,003,483,525
Information Technology - 1.2%
Communications Equipment - 0.0%
Zhongji Innolight Co Ltd A Shares (China)	72,771	9,225,583
Electronic Equipment, Instruments & Components - 0.4%
Luxshare Precision Industry Co Ltd A Shares (China)	19,518,190	167,363,088
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	58,200	1,081,850
		168,444,938
IT Services - 0.1%
Momenta Global Ltd A Shares	688,120	22,649,243
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,186,856	63,937,181
Cambricon Technologies Corp Ltd A Shares (China)	64,403	10,659,285
CXMT Corp A Shares	1,882,989	16,255,395
Hygon Information Technology Co Ltd A Shares (China)	2,800	105,795
InnoScience Suzhou Technology Holding Co Ltd H Shares (b)	283,100	1,650,539
Montage Technology Co Ltd A Shares (China)	2,090,729	63,766,496
NAURA Technology Group Co Ltd A Shares (China)	364,440	37,952,523
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	8,600	256,295
Xinyi Solar Holdings Ltd	6,916,000	1,989,626
		196,573,135
Software - 0.1%
Pony AI Inc ADR (b)	1,776,200	12,593,258
Z AI Co Ltd H Shares (c)	198,000	30,185,815
		42,779,073
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	3,034,000	11,624,171
Xiaomi Corp B Shares (b)(d)(e)	14,466,625	50,783,715
		62,407,886
TOTAL INFORMATION TECHNOLOGY		502,079,858
Materials - 1.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	2,205,000	4,762,504
Metals & Mining - 1.2%
Aluminum Corp of China Ltd A Shares (China)	62,934,000	91,501,199
JCHX Mining Management Co Ltd A Shares (China)	2,822,500	34,324,893
MMG Ltd (b)	71,231,591	83,922,682
Zijin Mining Group Co Ltd A Shares (China)	32,705,600	163,874,780
Zijin Mining Group Co Ltd H Shares	24,395,532	113,972,071
		487,595,625
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	2,374,000	1,158,462
TOTAL MATERIALS		493,516,591
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	4,985,954	7,970,199
China Resources Land Ltd	411,205	1,576,947
KE Holdings Inc A Shares	211,040	1,215,573
Longfor Group Holdings Ltd (d)(e)	3,081,784	2,480,855
TOTAL REAL ESTATE		13,243,574
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd	205,300	1,300,665
Kunlun Energy Co Ltd	2,374,000	2,341,155
		3,641,820
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	3,599,000	2,495,463
TOTAL UTILITIES		6,137,283
TOTAL CHINA		5,607,350,513
COLOMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp (b)	4,033,813	80,650,065
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (c)	885,668	54,777,922
FRANCE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	268,800	65,504,729
GEORGIA - 0.1%
Financials - 0.1%
Banks - 0.1%
TBC Bank Group PLC	848,795	58,080,920
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	282,700	28,725,147
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Alpha Bank SA	640,920	3,405,163
Eurobank SA	25,451,392	135,576,213
National Bank of Greece SA	7,096,190	139,134,743
Optima bank SA	2,483,720	35,052,324
Piraeus Bank SA	525,000	6,268,885

TOTAL GREECE		319,437,328
HONG KONG - 0.4%
Financials - 0.2%
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	811,300	43,864,108
Insurance - 0.1%
AIA Group Ltd	3,105,200	30,019,833
TOTAL FINANCIALS		73,883,941
Industrials - 0.0%
Machinery - 0.0%
Techtronic Industries Co Ltd	1,487,000	25,705,146
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc	706,000	2,298,556
Materials - 0.2%
Metals & Mining - 0.2%
Zijin Gold International Co Ltd	4,167,000	80,804,751
Real Estate - 0.0%
Retail REITs - 0.0%
Link REIT	460,500	2,274,756
TOTAL HONG KONG		184,967,150
HUNGARY - 0.9%
Financials - 0.7%
Banks - 0.7%
OTP Bank Nyrt	1,988,819	286,111,778
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	2,868,945	119,785,659
TOTAL HUNGARY		405,897,437
INDIA - 4.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	101,390	265,377
Media - 0.0%
Affle 3i Ltd (b)	383,370	6,436,934
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	6,266,854	119,315,026
TOTAL COMMUNICATION SERVICES		126,017,337
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Eicher Motors Ltd	293,814	24,555,123
Mahindra & Mahindra Ltd	586,781	20,236,060
		44,791,183
Broadline Retail - 0.0%
Meesho (b)	2,218,417	4,787,776
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (b)	18,579,000	64,053,063
MakeMyTrip Ltd (b)(c)	601,962	35,070,306
		99,123,369
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	90,600	630,609
TOTAL CONSUMER DISCRETIONARY		149,332,937
Consumer Staples - 0.0%
Tobacco - 0.0%
ITC Ltd	698,100	1,874,217
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Coal India Ltd	6,456,192	27,254,842
Reliance Industries Ltd	9,705,566	130,233,617
TOTAL ENERGY		157,488,459
Financials - 1.9%
Banks - 1.4%
Axis Bank Ltd	1,860,291	25,411,808
HDFC Bank Ltd	24,333,324	180,798,438
ICICI Bank Ltd	13,929,023	212,206,393
Kotak Mahindra Bank Ltd	7,975,200	35,146,441
State Bank of India	10,881,598	121,202,027
		574,765,107
Capital Markets - 0.1%
360 ONE WAM Ltd	3,428,422	42,329,533
HDFC Asset Management Co Ltd (d)(e)	280,524	7,729,130
SBI Funds Management Ltd Parent (g)	52,910	321,071
		50,379,734
Consumer Finance - 0.4%
Bajaj Finance Ltd	12,189,340	135,383,743
Capri Global Capital Ltd	3,275,300	8,826,369
Five-Star Business Finance Ltd	2,342,156	13,168,052
Shriram Finance Ltd	574,352	6,698,434
		164,076,598
Insurance - 0.0%
HDFC Life Insurance Co Ltd (d)(e)	552,717	3,155,686
SBI Life Insurance Co Ltd (d)(e)	813,700	14,881,602
		18,037,288
TOTAL FINANCIALS		807,258,727
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Manipal Health Enterprises Ltd	73,715	590,851
Max Healthcare Institute Ltd	2,864,681	31,368,735
		31,959,586
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	21,990	2,187,504
Pharmaceuticals - 0.0%
Sun Pharmaceutical Industries Ltd	148,587	3,098,910
Torrent Pharmaceuticals Ltd	26,637	1,417,953
		4,516,863
TOTAL HEALTH CARE		38,663,953
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	5,990,000	26,086,169
Hindustan Aeronautics Ltd (e)	753,701	38,027,380
		64,113,549
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	4,833,011	205,417,251
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(d)(e)	417,600	22,967,068
Professional Services - 0.0%
Computer Age Management Services Ltd	1,962,000	16,121,932
TOTAL INDUSTRIALS		308,619,800
Information Technology - 0.3%
IT Services - 0.3%
Infosys Ltd	1,944,900	23,162,412
Infosys Ltd ADR (c)	8,087,000	97,529,220
TOTAL INFORMATION TECHNOLOGY		120,691,632
Materials - 0.2%
Construction Materials - 0.2%
JK Cement Ltd	1,204,743	64,979,597
Metals & Mining - 0.0%
Tata Steel Ltd	3,568,650	6,912,871
TOTAL MATERIALS		71,892,468
Real Estate - 0.0%
Office REITs - 0.0%
Embassy Office Parks REIT	40,725	187,638
Real Estate Management & Development - 0.0%
Godrej Properties Ltd	34,596	732,399
Sunteck Realty Ltd	125,835	400,310
		1,132,709
TOTAL REAL ESTATE		1,320,347
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	1,138,300	3,152,326
Independent Power and Renewable Electricity Producers - 0.1%
NHPC Ltd	2,489,900	2,007,252
NTPC Ltd	5,922,130	20,373,608
		22,380,860
TOTAL UTILITIES		25,533,186
TOTAL INDIA		1,808,693,063
INDONESIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	229,276,606	33,549,517
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	31,937,300	2,406,790
Food Products - 0.1%
First Resources Ltd	629,500	2,263,248
Indofood CBP Sukses Makmur Tbk PT	42,734,100	18,333,568
Indofood Sukses Makmur Tbk PT	62,480,900	26,452,541
		47,049,357
TOTAL CONSUMER STAPLES		49,456,147
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	670,046,124	244,908,194
Bank Syariah Indonesia Persero Tbk PT	10,890,471	1,091,199
TOTAL FINANCIALS		245,999,393
Materials - 0.0%
Metals & Mining - 0.0%
ANTAM Persero Tbk PT	15,748,900	2,755,946
TOTAL INDONESIA		331,761,003
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (c)	125,900	12,842,722
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	25,100	1,554,280
TOTAL ITALY		14,397,002
JAPAN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Komatsu Ltd	2,310,900	106,872,703
KAZAKHSTAN - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAC Kazatomprom JSC GDR (e)	689,036	51,333,182
Financials - 0.3%
Consumer Finance - 0.3%
Kaspi.KZ JSC ADR	1,140,824	119,946,235
TOTAL KAZAKHSTAN		171,279,417
KOREA (SOUTH) - 10.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
KT Corp	204,270	7,982,088
KT Corp ADR	28,815	567,078
		8,549,166
Entertainment - 0.0%
HYBE Co Ltd	141,697	18,591,844
Interactive Media & Services - 0.2%
Kakao Corp	102,119	2,729,816
NAVER Corp	7,436	1,180,153
Webtoon Entertainment Inc (b)(c)	2,420,778	25,515,000
		29,424,969
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	172,269	11,868,543
TOTAL COMMUNICATION SERVICES		68,434,522
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Hyundai Mobis Co Ltd	198,124	65,713,371
Automobiles - 0.0%
Hyundai Motor Co	32,687	9,646,237
Kia Corp	280,117	26,837,999
		36,484,236
Household Durables - 0.0%
Coway Co Ltd	52,590	3,727,059
TOTAL CONSUMER DISCRETIONARY		105,924,666
Consumer Staples - 0.3%
Personal Care Products - 0.3%
APR Corp/Korea	314,039	106,686,304
Tobacco - 0.0%
KT&G Corp	11,090	1,444,557
TOTAL CONSUMER STAPLES		108,130,861
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
S-Oil Corp	25,340	2,781,804
Financials - 0.6%
Banks - 0.5%
KB Financial Group Inc	780,496	98,002,239
Shinhan Financial Group Co Ltd	1,117,170	89,033,683
Woori Financial Group Inc	1,303,412	31,977,218
		219,013,140
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	166,980	23,472,384
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd (b)	25,900	964,177
Seoul Guarantee Insurance Co	430,082	13,682,955
		14,647,132
TOTAL FINANCIALS		257,132,656
Health Care - 0.2%
Biotechnology - 0.0%
Samsung Episholdings Co Ltd	1	283
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	71,328	79,190,153
TOTAL HEALTH CARE		79,190,436
Industrials - 1.4%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	82,451	66,453,351
Korea Aerospace Industries Ltd	724,674	69,430,987
		135,884,338
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	17,040	2,585,991
Commercial Services & Supplies - 0.0%
HD Hyundai Marine Solution Co Ltd	19,200	2,913,793
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	638,836	38,546,300
LS Electric Co Ltd	489,512	74,288,366
		112,834,666
Industrial Conglomerates - 0.8%
LG Corp	48,220	4,210,860
Samsung C&T Corp	209,661	57,732,717
SK Square Co Ltd	381,967	289,696,977
		351,640,554
TOTAL INDUSTRIALS		605,859,342
Information Technology - 7.3%
Electronic Equipment, Instruments & Components - 0.0%
Samsung Electro-Mechanics Co Ltd	4,900	5,225,080
Semiconductors & Semiconductor Equipment - 2.9%
Eugene Technology Co Ltd	8,330	812,109
SK Hynix Inc	1,012,237	1,239,301,639
		1,240,113,748
Technology Hardware, Storage & Peripherals - 4.4%
Samsung Electronics Co Ltd	9,598,439	1,825,212,019
Samsung Electronics Co Ltd GDR (e)	8,738	41,575,404
		1,866,787,423
TOTAL INFORMATION TECHNOLOGY		3,112,126,251
TOTAL KOREA (SOUTH)		4,339,580,538
MALAYSIA - 0.2%
Financials - 0.2%
Banks - 0.2%
CIMB Group Holdings Bhd	37,366,649	73,879,415
MEXICO - 1.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV ADR	4,269,800	98,376,192
America Movil SAB de CV Series B	29,296,630	33,801,583
TOTAL COMMUNICATION SERVICES		132,177,775
Consumer Staples - 0.6%
Beverages - 0.2%
Arca Continental SAB de CV	209,700	2,403,293
Fomento Economico Mexicano SAB de CV ADR	746,522	89,888,714
		92,292,007
Consumer Staples Distribution & Retail - 0.4%
BBB Foods Inc Class A (b)	1,087,795	52,834,203
Grupo Comercial Chedraui SA de CV (c)	738,200	3,856,380
Wal-Mart de Mexico SAB de CV Series V	30,217,900	83,685,509
		140,376,092
TOTAL CONSUMER STAPLES		232,668,099
Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	8,527,391	96,560,262
Regional SAB de CV	1,180,678	9,765,552
TOTAL FINANCIALS		106,325,814
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SAB de CV Series B (b)	89,000	1,833,888
Materials - 0.2%
Construction Materials - 0.1%
Cemex SAB de CV ADR	3,291,184	35,347,316
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	4,292,779	59,005,206
TOTAL MATERIALS		94,352,522
Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	552,507	952,786
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (c)	6,092,292	27,632,523
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	182,823	633,345
Corp Inmobiliaria Vesta SAB de CV ADR	308,739	10,626,796
		11,260,141
TOTAL REAL ESTATE		39,845,450
TOTAL MEXICO		607,203,548
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
BE Semiconductor Industries NV	72,300	16,418,103
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (d)(e)	20,550	339,906
TOTAL NETHERLANDS		16,758,009
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC	80,458,753	8,001,895
Guaranty Trust Holding Co PLC (United Kingdom) (c)	124,121,086	11,915,624

TOTAL NIGERIA		19,917,519
PANAMA - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Copa Holdings SA Class A	142,368	18,002,434
PERU - 0.8%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	767,864	281,330,012
Materials - 0.1%
Metals & Mining - 0.1%
Cia de Minas Buenaventura SAA ADR	1,823,699	62,552,876
TOTAL PERU		343,882,888
PHILIPPINES - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.0%
SM Investments Corp	2,440	21,715
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	3,733,139	52,978,225
TOTAL INDUSTRIALS		52,999,940
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	2,087,108	520,087
SM Prime Holdings Inc	1,297,330	371,129
TOTAL REAL ESTATE		891,216
TOTAL PHILIPPINES		53,891,156
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt Red SA (b)	15,198	955,967
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	4,028,107	49,301,479
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	1,975,039	19,059,376
Financials - 0.3%
Banks - 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA	3,969,143	121,380,259
TOTAL POLAND		190,697,081
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)(c)	87,171	745,312
ROMANIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	17,300	685,474
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	5,946,277	59
LUKOIL PJSC (b)(f)	345,667	0
LUKOIL PJSC ADR (b)(f)	499,400	5
TOTAL ENERGY		64
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	3,314,825	0
Sberbank of Russia PJSC (Russia) (b)(f)	617,111	7
TOTAL FINANCIALS		7
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC (b)(f)	88,909	0
PhosAgro PJSC GDR (b)(e)(f)	1	0
PhosAgro PJSC GDR cancellation restricted shares (b)(e)(f)	1,718	0
TOTAL MATERIALS		0
TOTAL RUSSIA		71
SAUDI ARABIA - 0.9%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,200	37,681
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saudi Arabian Oil Co (d)(e)	17,736,500	123,105,841
Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	10,029,389	180,174,263
Saudi National Bank/The	3,985,677	45,964,900
		226,139,163
Insurance - 0.0%
Rasan Information Technology Co (b)	423,400	15,415,432
TOTAL FINANCIALS		241,554,595
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	12,119	751,749
Industrials - 0.0%
Electrical Equipment - 0.0%
Electrical Industries Co	493,300	2,043,045
TOTAL SAUDI ARABIA		367,492,911
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (b)	14,196	1,610,962
SOUTH AFRICA - 1.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	6,745,783	79,171,186
Vodacom Group Ltd	730,800	6,781,243
TOTAL COMMUNICATION SERVICES		85,952,429
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	3,164,332	154,966,930
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shoprite Holdings Ltd	1,580,049	30,243,534
Financials - 0.7%
Banks - 0.4%
Capitec Limited	286,726	82,803,744
Standard Bank Group Ltd	4,793,668	94,588,897
		177,392,641
Financial Services - 0.3%
FirstRand Ltd	19,305,971	114,238,359
TOTAL FINANCIALS		291,631,000
Materials - 0.4%
Chemicals - 0.1%
Sasol Ltd (b)	4,492,983	54,551,622
Metals & Mining - 0.3%
Impala Platinum Holdings Ltd	5,585,489	78,144,753
Pan African Resources PLC	7,265,609	13,418,598
Pan African Resources PLC (South Africa)	14,659,559	26,708,777
		118,272,128
TOTAL MATERIALS		172,823,750
TOTAL SOUTH AFRICA		735,617,643
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	27,208,000	5,369,075
SWITZERLAND - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Hongfa Technology Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 7/21/2028 (b)(d)	888,100	4,579,434
TAIWAN - 15.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	140,000	1,650,821
Consumer Staples - 0.0%
Food Products - 0.0%
Uni-President Enterprises Corp	964,000	2,316,603
Financials - 0.1%
Banks - 0.1%
CTBC Financial Holding Co Ltd	8,035,809	16,402,256
TS Financial Holding Co Ltd	4,957,511	6,028,167
		22,430,423
Financial Services - 0.0%
Chailease Holding Co Ltd	1,869,660	6,895,848
Yuanta Financial Holding Co Ltd	1,341,000	2,766,148
		9,661,996
TOTAL FINANCIALS		32,092,419
Industrials - 0.5%
Electrical Equipment - 0.4%
Bizlink Holding Inc	2,447,078	167,282,261
Machinery - 0.1%
Hiwin Technologies Corp	5,309,112	58,597,302
TOTAL INDUSTRIALS		225,879,563
Information Technology - 14.9%
Communications Equipment - 0.2%
Accton Technology Corp	1,235,155	79,122,802
Electronic Equipment, Instruments & Components - 1.9%
Chroma ATE Inc	324,895	20,093,739
Delta Electronics Inc	4,319,436	250,733,448
E Ink Holdings Inc	346,000	1,707,178
Elite Material Co Ltd	1,396,910	241,467,915
Hon Hai Precision Industry Co Ltd	7,362,677	58,027,220
Largan Precision Co Ltd	2,000	481,829
Lotes Co Ltd	48,000	2,555,471
Unimicron Technology Corp	4,301,801	135,451,200
Yageo Corp	7,108,519	122,117,116
		832,635,116
Semiconductors & Semiconductor Equipment - 12.3%
Alchip Technologies Ltd	42,000	5,395,494
ASE Technology Holding Co Ltd	14,174,590	261,254,931
ASPEED Technology Inc	231,600	117,254,937
eMemory Technology Inc	1,251,080	94,722,193
Global Unichip Corp	6,083	1,169,164
Globalwafers Co Ltd	4,900	140,998
Grand Process Technology Corp	201,000	15,277,514
Hon Precision Inc	13,227	2,444,265
Jentech Precision Industrial Co Ltd	8,909	1,682,016
King Yuan Electronics Co Ltd	71,000	574,934
Kinsus Interconnect Technology Corp	1,522,000	39,298,292
MediaTek Inc	4,817,458	596,373,516
MPI Corp	2,972	480,403
Novatek Microelectronics Corp	508,000	8,653,992
Phoenix Silicon International Corp	2,317,000	17,604,859
Taiwan Semiconductor Manufacturing Co Ltd	53,993,838	4,060,041,979
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,800	747,576
Topco Scientific Co Ltd	573,000	9,307,352
WinWay Technology Co Ltd	32,000	6,339,923
		5,238,764,338
Technology Hardware, Storage & Peripherals - 0.5%
Asia Vital Components Co Ltd	583,700	63,037,641
Asustek Computer Inc	236,000	7,433,552
Lite-On Technology Corp	88,000	845,812
Quanta Computer Inc	427,000	4,560,133
Wiwynn Corp	550,307	123,039,475
		198,916,613
TOTAL INFORMATION TECHNOLOGY		6,349,438,869
TOTAL TAIWAN		6,611,378,275
THAILAND - 0.2%
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	4,766,252	35,655,684
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	26,941,181	51,604,841
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL	3,104,300	4,167,003
TOTAL THAILAND		91,427,528
TURKEY - 0.6%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	361,000	3,033,268
Financials - 0.0%
Banks - 0.0%
Akbank TAS	916,000	1,363,751
Yapi ve Kredi Bankasi AS (b)	1,774,000	1,342,446
TOTAL FINANCIALS		2,706,197
Industrials - 0.6%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	13,192,052	105,582,886
Electrical Equipment - 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (b)	20,137,587	135,926,626
TOTAL INDUSTRIALS		241,509,512
Materials - 0.0%
Construction Materials - 0.0%
Oyak Cimento Fabrikalari AS	5,975,000	2,783,216
TOTAL TURKEY		250,032,193
UNITED ARAB EMIRATES - 0.6%
Energy - 0.3%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	36,085,188	56,982,559
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	88,821,700	78,593,644
TOTAL ENERGY		135,576,203
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	20,850,461	85,946,169
Abu Dhabi Islamic Bank PJSC	968,752	6,039,946
TOTAL FINANCIALS		91,986,115
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	7,539,138	15,764,054
Emaar Properties PJSC	4,420,506	12,998,125
TOTAL REAL ESTATE		28,762,179
TOTAL UNITED ARAB EMIRATES		256,324,497
UNITED STATES - 0.5%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tenaris SA ADR	38,200	2,134,234
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	6,751	2,427,525
BeOne Medicines Ltd H Shares (b)	1,498,665	41,183,198
Legend Biotech Corp ADR (b)	639,300	13,284,654
TOTAL HEALTH CARE		56,895,377
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp	471,200	104,031,536
Materials - 0.1%
Metals & Mining - 0.1%
Aura Minerals Inc (c)	611,174	51,081,923
TOTAL UNITED STATES		214,143,070
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	1,634,449	54,365,669
TOTAL COMMON STOCKS (Cost $16,169,312,255)		25,133,582,752

International Equity Funds - 35.0%
	Shares	Value ($)
Fidelity Advisor China Region Fund - Class Z (h)	5,544,051	396,177,852
Fidelity SAI Emerging Markets Index Fund (h)	87,138,419	1,897,003,380
Fidelity SAI Emerging Markets Low Volatility Index Fund (h)	168,974,225	2,318,326,370
Fidelity SAI Emerging Markets Momentum Index Fund (h)	35,837,460	484,880,827
Fidelity SAI Emerging Markets Value Index Fund (h)	444,043,383	9,791,156,588
iShares Core MSCI Emerging Markets ETF	1,178,669	96,332,617
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,854,963,102)		14,983,877,634

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co Series 2	30,487	4,249,883
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd non-voting shares	1,381,884	188,490,639
TOTAL KOREA (SOUTH)		192,740,522
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,462,434	25
Sberbank of Russia PJSC (b)(f)	3,791,522	0

TOTAL RUSSIA		25
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $159,895,298)		192,740,547

U.S. Treasury Obligations - 0.3%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/15/2026 (j)	3.71 to 3.73	6,870,000	6,838,795
US Treasury Bills 0% 10/22/2026	3.83	260,000	258,624
US Treasury Bills 0% 10/8/2026 (j)	3.71 to 3.75	3,250,000	3,237,587
US Treasury Bills 0% 11/12/2026 (j)	3.73 to 3.75	10,490,000	10,411,575
US Treasury Bills 0% 11/19/2026 (j)	3.73 to 3.75	26,530,000	26,312,262
US Treasury Bills 0% 11/27/2026 (j)	3.71 to 3.73	13,000,000	12,882,395
US Treasury Bills 0% 11/5/2026 (j)	3.75	1,940,000	1,926,891
US Treasury Bills 0% 9/10/2026 (j)	3.65 to 3.66	13,470,000	13,457,767
US Treasury Bills 0% 9/17/2026 (j)	3.66 to 3.70	15,950,000	15,924,201
US Treasury Bills 0% 9/24/2026 (j)	3.69	790,000	788,158
US Treasury Bills 0% 9/3/2026 (j)	3.66	27,720,000	27,714,456
TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,757,799)			119,752,711

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	416,144,511	416,227,740
Fidelity Securities Lending Cash Central Fund (k)(l)	3.72	231,107,454	231,130,565
Invesco Government & Agency Portfolio Institutional Class (m)	3.68	1,991,449,663	1,991,449,663
TOTAL MONEY MARKET FUNDS (Cost $2,638,775,712)			2,638,807,968

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $28,942,704,166)	43,068,761,612
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(209,738,295)
NET ASSETS - 100.0%	42,859,023,317

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	22,967	9/2026	1,964,941,685	34,992,625

Currency Abbreviations
CAD	-	Canadian Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $882,967,551 or 2.1% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,009,324,083 or 2.4% of net assets.

(f)	Level 3 security.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $321,071 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Affiliated fund.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $116,845,235.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $10,520,325.
Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
SBI Funds Management Ltd Parent	10/15/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor China Region Fund - Class Z	403,052,474	-	-	-	-	(6,874,622)	396,177,852	5,544,051
Fidelity Cash Central Fund	592,028,251	1,951,802,753	2,127,598,937	3,447,113	(16,440)	12,113	416,227,740	416,144,511
Fidelity SAI Emerging Markets Index Fund	2,175,356,457	324,999,999	580,000,000	-	143,606,522	(166,959,598)	1,897,003,380	87,138,419
Fidelity SAI Emerging Markets Low Volatility Index Fund	2,252,426,422	-	-	-	-	65,899,948	2,318,326,370	168,974,225
Fidelity SAI Emerging Markets Momentum Index Fund	487,389,450	-	-	-	-	(2,508,623)	484,880,827	35,837,460
Fidelity SAI Emerging Markets Value Index Fund	9,808,918,324	-	-	-	-	(17,761,736)	9,791,156,588	444,043,383
Fidelity Securities Lending Cash Central Fund	141,130,724	688,804,471	598,804,630	2,089,397	-	-	231,130,565	231,107,454
	15,860,302,102	2,965,607,223	3,306,403,567	5,536,510	143,590,082	(128,192,518)	15,534,903,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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